Consolidated Statements of Changes in Equity - USD ($)	Total	Additional paid-in capital [Member]	Accumulated Deficit [Member]	Non-controlling interest [Member]
Beginning Balance at Dec. 31, 2018	$ 103,772,538	$ 130,577,709	$ (30,462,278)	$ 3,657,107
Net income and comprehensive income	(11,323,725)		(12,929,750)	1,606,025
Issuance of common shares – net of issuance costs Acquisition consideration (note 13)	23,437,500	23,437,500
RSUs and Warrants exercised (note 13)	1,311,146	1,311,146
Stock-based compensation expense (notes 13 and 16)	3,554,765	3,554,765
Payment to non-controlling interests (note 25)	(1,762,979)			(1,762,979)
Ending Balance at Dec. 31, 2019	118,989,245	158,881,120	(43,392,028)	3,500,153
Net income and comprehensive income	(34,156,211)		(36,740,531)	2,584,320
Stock-based compensation expense (notes 13 and 16)	2,083,914	2,083,914
Payment to non-controlling interests (note 25)	(1,747,021)			(1,747,021)
Ending Balance at Dec. 31, 2020	$ 85,169,927	$ 160,965,034	$ (80,132,559)	$ 4,337,452